Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2011-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-27-2012	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		11/16/2012
2	Payment Date		11/20/2012
3	Collection Period	9/30/2012	10/27/2012	28
4	Monthly Interest Period - Actual/360	10/22/2012	11/19/2012	29
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	—	—	—	—
7	Class A-2 Notes	475,000,000.00	29,470,359.51	29,470,359.51	—	—
8	Class A-3 Notes	462,000,000.00	462,000,000.00	3,685,900.39	458,314,099.61	0.9920219
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$754,470,359.51	$33,156,259.90	$721,314,099.61

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$808,874,562.07	$33,156,259.90	$775,718,302.17

13	YSOC	114,459,307.83	53,630,142.98		51,050,066.72

14	Net Pool Balance	$1,668,863,510.39	$862,504,705.05	$33,156,259.90	$826,768,368.89

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2883%	—	—	—	—
16	Class A-2 Notes	0.6700%	16,454.28	0.0346406	29,486,813.79	62.0775027
17	Class A-3 Notes	1.2200%	469,700.00	1.0166667	4,155,600.39	8.9948060
18	Class A-4 Notes	1.9800%	433,950.00	1.6500000	433,950.00	1.6500000

	Total Securities		920,104.28		34,076,364.18

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	21,576,319.30
20	Scheduled Interest Payments Received	1,857,014.66
21	Prepayments of Principal Received	173,427.75
22	Liquidation Proceeds	13,441,857.51
23	Recoveries Received	590,809.12
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	37,639,428.34

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	1,049.66

28	Total Available Funds, prior to Servicer Advances	37,640,478.00

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	37,640,478.00

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	37,640,478.00

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	718,753.92
35	Class A Noteholder Interest (Item 50)	920,104.28
36	Principal Distribution Amount (Item 75)	33,156,259.90
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	2,845,359.90

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	718,753.92	—	718,753.92

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	16,454.28	—	16,454.28
44	Class A-3 Interest	469,700.00	—	469,700.00
45	Class A-4 Interest	433,950.00	—	433,950.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	920,104.28	—	920,104.28

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		808,874,562.07
52	Beginning Net Pool Balance	862,504,705.05
53	Receipts of Scheduled Principal	(21,576,319.30)
54	Receipts of Prepaid Principal	(173,427.75)
55	Liquidation Proceeds	(13,441,857.51)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(544,731.60)

59	Ending Net Pool Balance	826,768,368.89
60	Yield Supplement Overcollateralization Amount	51,050,066.72

61	Adjusted Pool Balance	775,718,302.17
62	Less: Adjusted Pool Balance - End of Collection Period		775,718,302.17

63	Calculated Principal Distribution Amount		33,156,259.90

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		37,640,478.00
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		718,753.92
67	Less: Interest Paid to Noteholders (Item 35)		920,104.28
68	Less: Calculated Principal Distribution (Item 63)		33,156,259.90

69	Equals: Remaining Available Funds before Servicer Advance		2,845,359.90
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		2,845,359.90
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		33,156,259.90

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)	7,772,021.01
81	Initial Reserve Account Balance	1,554,404.20
82	Beginning Reserve Account Balance	7,772,021.01
83	Plus: Net Investment Income for the Collection Period	1,049.66

84	Subtotal: Reserve Fund Available for Distribution	7,773,070.67
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,773,070.67
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	1,049.66

89	Equals: Ending Reserve Account Balance	7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,668,863,510	826,768,369
92	Number of Current Contracts		72,760	55,502
93	Weighted Average Loan Rate		3.00%	2.81%
94	Average Remaining Term		57.2	38.3
95	Average Original Term		62.3	63.5
96	Monthly Prepayment Rate			1.20%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		26	544,731.60
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			590,809.12

100	Net Principal Losses for Current Collection Period		26	(46,077.52)

101	Beginning Net Principal Losses		528	7,003,586.21
102	Net Principal Losses for Current Collection Period		26	(46,077.52)

103	Cumulative Net Principal Losses		554	6,957,508.69

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)			0.42%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.18%	55,124	819,986,689.58
106	31 - 60 Days Delinquent	0.68%	321	5,619,080.72
107	61 - 90 Days Delinquent	0.14%	57	1,162,598.59

108	Total	100.00%	55,502	826,768,368.89

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month